Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at May. 03, 2024
Balance, shares at May. 03, 2024
Issuance of founders shares	$ 3,650	(3,064)	(45,143)	(44,557)
Issuance of founders shares, shares	36,503,000
Balance at Jun. 30, 2024	$ 3,650	(3,064)	(45,143)	(44,557)
Balance, shares at Jun. 30, 2024	36,503,000
Issuance of common stock	$ 189	946,777		946,966
Issuance of common stock, shares	1,894,052
Employee stock-based compensation		158,972		158,972
Net loss			(305,456)	(305,456)
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Issuance of common stock	$ 219	1,093,181		1,093,400
Issuance of common stock, shares	2,186,000
Employee stock-based compensation		464,118		464,118
Net loss			(837,458)	(837,458)
Balance at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985
Balance, shares at Dec. 31, 2024	40,583,052
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Net loss				(2,242,454)
Balance at Mar. 31, 2025	$ 4,119	3,945,537	(2,593,053)	1,356,603
Balance, shares at Mar. 31, 2025	41,193,052
Balance at Sep. 30, 2024	$ 3,839	1,102,685	(350,599)	755,925
Balance, shares at Sep. 30, 2024	38,397,052
Net loss				(3,820,078)
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Balance at Dec. 31, 2024	$ 4,058	2,659,984	(1,188,057)	1,475,985
Balance, shares at Dec. 31, 2024	40,583,052
Issuance of common stock	$ 61	304,939		305,000
Issuance of common stock, shares	610,000
Employee stock-based compensation		980,614		980,614
Net loss			(1,404,996)	(1,404,996)
Balance at Mar. 31, 2025	$ 4,119	3,945,537	(2,593,053)	1,356,603
Balance, shares at Mar. 31, 2025	41,193,052
Employee stock-based compensation		343,643		343,643
Net loss			(798,085)	(798,085)
Balance at Jun. 30, 2025	$ 4,119	4,289,180	(3,391,138)	902,161
Balance, shares at Jun. 30, 2025	41,193,052
Employee stock-based compensation		144,489		144,489
Net loss			(779,539)	(779,539)
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Issuance of common stock	$ 36	181,964		182,000
Issuance of common stock, shares	364,000
Employee stock-based compensation		266,076		266,076
Net loss			(652,635)	(652,635)
Common stock cancellation	$ (3,175)	3,175
Common stock cancellation, shares	(31,752,690)
Balance at Dec. 31, 2025	$ 980	4,884,884	(4,823,312)	62,552
Balance, shares at Dec. 31, 2025	9,804,362
Balance at Sep. 30, 2025	$ 4,119	4,433,669	(4,170,677)	267,111
Balance, shares at Sep. 30, 2025	41,193,052
Net loss				(1,982,636)
Balance at Mar. 31, 2026	$ 1,209	5,893,882	(6,153,313)	(258,222)
Balance, shares at Mar. 31, 2026	12,093,741
Balance at Dec. 31, 2025	$ 980	4,884,884	(4,823,312)	62,552
Balance, shares at Dec. 31, 2025	9,804,362
Issuance of common stock	$ 229	104,771		105,000
Issuance of common stock, shares	2,289,379
Employee stock-based compensation		852,694		852,694
Net loss			(1,330,001)	(1,330,001)
Non-employee stock-based compensation		51,533		51,533
Balance at Mar. 31, 2026	$ 1,209	$ 5,893,882	$ (6,153,313)	$ (258,222)
Balance, shares at Mar. 31, 2026	12,093,741